Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan Assets:
Fair Value Measurements
Expected return on plan assets (as a percent)	7.30%	7.90%
Fair Value of Plan Assets	$ 232,629	$ 214,494	$ 231,824
Pension Plan Assets: | Level 1
Fair Value Measurements
Fair Value of Plan Assets	70,881	67,567
Pension Plan Assets: | Level 2
Fair Value Measurements
Fair Value of Plan Assets	161,748	144,927
Pension Plan Assets: | Cash equivalents
Fair Value Measurements
Fair Value of Plan Assets	1,419	25
Pension Plan Assets: | Cash equivalents | Level 1
Fair Value Measurements
Fair Value of Plan Assets	1,419	25
Pension Plan Assets: | Equity securities: | Domestic
Fair Value Measurements
Actual Asset Allocation ( as a percent)	36.00%
Target Asset Allocation (as a percent)	32.00%
Expected return on plan assets (as a percent)	7.53%
Pension Plan Assets: | Equity securities: | Foreign
Fair Value Measurements
Actual Asset Allocation ( as a percent)	28.00%
Target Asset Allocation (as a percent)	33.00%
Expected return on plan assets (as a percent)	7.50%
Pension Plan Assets: | Common Stock | Domestic
Fair Value Measurements
Fair Value of Plan Assets	42,140	38,860
Pension Plan Assets: | Common Stock | Domestic | Level 1
Fair Value Measurements
Fair Value of Plan Assets	42,140	38,860
Pension Plan Assets: | Common Stock | Foreign
Fair Value Measurements
Fair Value of Plan Assets	26,284	28,105
Pension Plan Assets: | Common Stock | Foreign | Level 1
Fair Value Measurements
Fair Value of Plan Assets	26,284	28,105
Pension Plan Assets: | Real estate investment trusts | Domestic
Fair Value Measurements
Fair Value of Plan Assets	4,222	3,450
Pension Plan Assets: | Real estate investment trusts | Domestic | Level 2
Fair Value Measurements
Fair Value of Plan Assets	4,222	3,450
Pension Plan Assets: | Real estate investment trusts | Foreign
Fair Value Measurements
Fair Value of Plan Assets	3,743	1,488
Pension Plan Assets: | Real estate investment trusts | Foreign | Level 2
Fair Value Measurements
Fair Value of Plan Assets	3,743	1,488
Pension Plan Assets: | Preferred stock | Domestic
Fair Value Measurements
Fair Value of Plan Assets	496
Pension Plan Assets: | Preferred stock | Domestic | Level 1
Fair Value Measurements
Fair Value of Plan Assets	496
Pension Plan Assets: | Preferred stock | Foreign
Fair Value Measurements
Fair Value of Plan Assets	322	236
Pension Plan Assets: | Preferred stock | Foreign | Level 1
Fair Value Measurements
Fair Value of Plan Assets	322	236
Pension Plan Assets: | Other equities | Domestic
Fair Value Measurements
Fair Value of Plan Assets	220	253
Pension Plan Assets: | Other equities | Domestic | Level 1
Fair Value Measurements
Fair Value of Plan Assets	220	253
Pension Plan Assets: | Other equities | Foreign
Fair Value Measurements
Fair Value of Plan Assets		88
Pension Plan Assets: | Other equities | Foreign | Level 1
Fair Value Measurements
Fair Value of Plan Assets		88
Pension Plan Assets: | Equity Index Funds
Fair Value Measurements
Fair Value of Plan Assets	66,388	57,148
Pension Plan Assets: | Equity Index Funds | Level 2
Fair Value Measurements
Fair Value of Plan Assets	66,388	57,148
Pension Plan Assets: | Fixed income securities:
Fair Value Measurements
Actual Asset Allocation ( as a percent)	36.00%
Target Asset Allocation (as a percent)	35.00%
Expected return on plan assets (as a percent)	2.50%
Pension Plan Assets: | Government bonds | Domestic
Fair Value Measurements
Fair Value of Plan Assets	3,960	4,848
Pension Plan Assets: | Government bonds | Domestic | Level 2
Fair Value Measurements
Fair Value of Plan Assets	3,960	4,848
Pension Plan Assets: | Government bonds | Foreign
Fair Value Measurements
Fair Value of Plan Assets	18,313	14,539
Pension Plan Assets: | Government bonds | Foreign | Level 2
Fair Value Measurements
Fair Value of Plan Assets	18,313	14,539
Pension Plan Assets: | Mortgage-based securities
Fair Value Measurements
Fair Value of Plan Assets	2,625	3,556
Pension Plan Assets: | Mortgage-based securities | Level 2
Fair Value Measurements
Fair Value of Plan Assets	2,625	3,556
Pension Plan Assets: | Corporate bonds | Domestic
Fair Value Measurements
Fair Value of Plan Assets	7,577	6,713
Pension Plan Assets: | Corporate bonds | Domestic | Level 2
Fair Value Measurements
Fair Value of Plan Assets	7,577	6,713
Pension Plan Assets: | Corporate bonds | Foreign
Fair Value Measurements
Fair Value of Plan Assets	3,444	5,270
Pension Plan Assets: | Corporate bonds | Foreign | Level 2
Fair Value Measurements
Fair Value of Plan Assets	3,444	5,270
Pension Plan Assets: | State and Local bonds
Fair Value Measurements
Fair Value of Plan Assets	150	448
Pension Plan Assets: | State and Local bonds | Level 2
Fair Value Measurements
Fair Value of Plan Assets	150	448
Pension Plan Assets: | Fixed Income Fund
Fair Value Measurements
Fair Value of Plan Assets	43,952	40,517
Pension Plan Assets: | Fixed Income Fund | Level 2
Fair Value Measurements
Fair Value of Plan Assets	43,952	40,517
Pension Plan Assets: | Common collective trust fund
Fair Value Measurements
Fair Value of Plan Assets	2,902	2,395
Pension Plan Assets: | Common collective trust fund | Level 2
Fair Value Measurements
Fair Value of Plan Assets	2,902	2,395
Pension Plan Assets: | Forward contracts
Fair Value Measurements
Fair Value of Plan Assets	(6)	(85)
Pension Plan Assets: | Forward contracts | Level 2
Fair Value Measurements
Fair Value of Plan Assets	(6)	(85)
Pension Plan Assets: | Insurance company pooled separate account
Fair Value Measurements
Fair Value of Plan Assets	4,478	4,640
Pension Plan Assets: | Insurance company pooled separate account | Level 2
Fair Value Measurements
Fair Value of Plan Assets	4,478	4,640
Postretirement Assets: | Common collective trust fund
Fair Value Measurements
Fair Value of Plan Assets	12,356	9,809
Postretirement Assets: | Common collective trust fund | Level 2
Fair Value Measurements
Fair Value of Plan Assets	$ 12,356	$ 9,809